Debt - $420 Term Loan and Revolving Credit Facility Agreements (Details) - USD ($)	Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Due to related parties		$ 306,000,000	$ 346,500,000
US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 420,000,000	420,000,000
Unused borrowing capacity, fee rate	0.90%
Debt instrument, periodic payment	$ 3,000,000
Balloon payment to be paid	143,000,000
Long-term line of credit	$ 336,000,000	315,000,000
US $420 Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate added to LIBOR	2.25%
Term Loans | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 320,000,000
Revolving Credit Facility | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000
West Polaris Acquisition
Debt Instrument [Line Items]
Security owned and pledged as collateral, fair value		571,300,000
Notes Payable, Other Payables | Revolving Credit Facility
Debt Instrument [Line Items]
Due to related parties		$ 0	$ 0